N-6	Aug. 14, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Lincoln Life Flexible Premium Variable Life Account M
Entity Central Index Key	0001048607
Entity Investment Company Type	N-6
Document Period End Date	Aug. 14, 2026
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]
The changes described in this Supplement affect Appendix A: Funds Available Under The Policy.

The Board of Trustees (“Board”) of the Lincoln Variable Insurance Products Trust approved an agreement and plan of reorganization to merge the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”) with and into the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). The Reorganization is not expected to be a taxable event for Policy Owners. The Fund’s Reorganization is expected be completed on or about October 9, 2026 (“Closing Date”).

At any time prior to the Closing Date, Policy Owners may transfer out of the Fund consistent with the transfer provisions of the variable life insurance product. Policy Owners may transfer into any other available investment option under their Policy. These transfers do not count against the free transfers available. Please review the Prospectus for information about other funds available for investment within your Policy and for more information on transfers, including any restrictions on transfers into the Fund before the Closing Date.

Prospectuses Available [Text Block]	The changes described in this Supplement affect Appendix A: Funds Available Under The Policy.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund